UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22564
GMO Series Trust
(Exact name of registrant as specified in charter)
40 Rowes Wharf Boston, MA		02110
(Address of principal executive offices)		(Zip code)
Sheppard N. Burnett, Principal Executive Officer GMO Series Trust 40 Rowes Wharf Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 330-7500

Date of fiscal year end:	2/29/20

Date of reporting period:	07/01/19 – 06/30/20

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio security;
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or by a security holder;
(g)	Whether the registrant cast its vote on the matter;
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i)	Whether the registrant cast its vote for or against management.

FORM N-PX

ICA File Number:  811-22564

Registrant Name:  GMO Series Trust

Reporting Period:  07/01/2019 - 06/30/2020

GMO Benchmark-Free Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Climate Change Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Emerging Domestic Opportunities Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Emerging Markets Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Global Asset Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Global Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO International Developed Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO International Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Quality Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Resources Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO SGM Major Markets Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title)*	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer
Date	August 24, 2020

*Print the name and title of each signing officer under his or her signature.